Related Party Transactions - Detailed Information About Conditionally Awarded Cash And Shares of the Members of the Executive Board (Parenthetical) (Detail) - EUR (€)			1 Months Ended	12 Months Ended
	May 20, 2016	May 21, 2015	May 31, 2017	Dec. 31, 2017
Disclosure of key management personnel compensation [Line Items]
Vesting price	€ 4.5020	€ 7.2428	€ 4.4230
2007 [member]
Disclosure of key management personnel compensation [Line Items]
Weighted average share vesting percentage				50.00%
2011 [member]
Disclosure of key management personnel compensation [Line Items]
Weighted average price per share				€ 4.727
Vesting period				3 years
2012 [member]
Disclosure of key management personnel compensation [Line Items]
Weighted average price per share				€ 3.126
Vesting period				3 years
2013 [member]
Disclosure of key management personnel compensation [Line Items]
Weighted average price per share				€ 4.917
Vesting period				3 years
2014 [member]
Disclosure of key management personnel compensation [Line Items]
Weighted average price per share				€ 6.739
Vesting period				3 years
2015 [member]
Disclosure of key management personnel compensation [Line Items]
Weighted average price per share				€ 6.106
Vesting period				3 years
2016 [member]
Disclosure of key management personnel compensation [Line Items]
Weighted average price per share				€ 5.128
Vesting period				3 years
2017 [member]
Disclosure of key management personnel compensation [Line Items]
Weighted average price per share				€ 5.246
Vesting period				3 years